Business developments - Business developments (Details 5) - CHF (SFr) SFr in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Description of Transaction			Capital increaseOn November 23, 2022, Credit Suisse Group AG held an Extraordinary General Meeting, at which shareholders approved two capital increases. Credit Suisse Group AG completed the first capital increase on November 25, 2022 by way of a share placement of 462,041,884 newly issued shares to qualified investors resulting in gross proceeds of CHF 1.76 billion. Credit Suisse Group AG completed the second capital increase by way of a rights offering on December 9, 2022. By the end of the rights exercise period, 98.2% of the rights had been exercised for the issuance of 872,989,594 shares. The remaining 16,378,864 newly issued shares for which rights were not exercised were sold in the market. The rights offering resulted in gross proceeds of CHF 2.25 billion. The capital increases resulted in 1,351,410,342 newly issued shares and gross proceeds for Credit Suisse Group AG of CHF 4.0 billion. Credit Suisse Group AG made capital contributions of CHF 3.89 billion to its wholly owned subsidiary Credit Suisse AG.
Number of shares issued			1,351,410,342
Proceeds from issuance			SFr 3,924	SFr 0	SFr 0
Issuance of common shares			4,014	0
Stock Issued During Period, Value, New Issues			SFr 4,014	0
Increase decrease in customer deposits	SFr 138,000
Ratio net asset outflows to Assets Under Management			8.00%
Percentage of rights exercised			98.20%
Net revenues			SFr 14,921	22,696	22,389
Total operating expenses			SFr 18,163	SFr 19,091	SFr 17,826
Private Placement [Member] | Transaction I [Member]
Subsidiary, Sale of Stock [Line Items]
Transaction Date			Nov. 25, 2022
Number of shares issued			462,041,884
Proceeds from issuance			SFr 1,760
Rights Offering [Member] | Transaction II [Member]
Subsidiary, Sale of Stock [Line Items]
Transaction Date			Dec. 09, 2022
Number of shares issued			872,989,594
Proceeds from issuance			SFr 2,250
Sold in the market [Member] | Transaction II [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued			16,378,864
Allfunds Group [Member]
Subsidiary, Sale of Stock [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	0.00%	8.60%
Credit Suisse AG [Member]
Subsidiary, Sale of Stock [Line Items]
Additional paid-in capital increase, capital contribution			SFr 3,890
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions			100.00%
Energy Infrastructure Partners AG [Member]
Subsidiary, Sale of Stock [Line Items]
Description of Transaction			Energy Infrastructure PartnersOn October 21, 2022, the Group entered into an agreement with the managing partners of Energy Infrastructure Partners AG (EIP) to acquire the Group’s remaining 30% stake in EIP. Following the completion of this transaction, the Group no longer holds any shares in EIP.
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	0.00%	30.00%